SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On March 23, 2026, LOBO TECHNOLOGIES LTD., a British Virgin Island company (the “Company”), priced a best efforts public offering for the sale of Units, as defined below, for aggregate gross proceeds to the Company of $2 million, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. The offering was comprised of 3,921,567 units (each a “Unit”), each consisting of one Class A ordinary share, par value $0.001 per share, of the Company (the “Class A Ordinary Shares”), one series A warrant to purchase one Class A Ordinary Share (each a “Series A Warrant”) and one series B warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”), or in lieu thereof, 3,921,567 pre-funded units (each a “Pre-Funded Unit”), consisting of one pre-funded warrant (“Pre-Funded Warrant”) to purchase one Class A Ordinary Share, one Series A Warrant, and one Series B Warrant. The public offering price of the Units was $0.51 per Unit. The public offering price of the Pre-Funded Units was $0.509, representing the public offering price per Unit, minus $0.001, and the exercise price per Pre-Funded Warrant is equal to $0.001 per share. For each Pre-Funded Unit sold in the offering, the number of Units in the offering was decreased on a one-for-one basis.

Each of the Series A Warrants and Series B Warrants is exercisable to purchase one Class A Ordinary Share at an exercise price of $0.561 per share, subject to adjustment as set forth therein, which represents 110% of the public offering price per Unit. The Series A Warrants and Series B Warrants are exercisable immediately upon issuance and will expire on the second anniversary of the date of issuance. If, at the time of exercise, there is no effective registration statement or prospectus available for the issuance or resale of the Class A Ordinary Shares underlying the Series A Warrants, the Series A Warrants may be exercised on a cashless basis in accordance with their terms.

The Series B Warrants may be exercised pursuant to a “zero exercise price option,” whether or not there is an effective registration statement or prospectus available for the issuance or resale of the Class A Ordinary Shares underlying the Series B Warrants. In such event, the number of Class A Ordinary Shares issuable upon exercise of the Series B Warrants shall be determined in accordance with the formula set forth therein; provided, however, that in no event shall the aggregate number of Class A Ordinary Shares issuable upon exercise of the Series B Warrants pursuant to such option exceed 19,607,835 shares, which represents five times the number of shares issuable upon a cash exercise of the Series B Warrants.

The offering was closed on March 30, 2026. The Company received net proceeds of $1.85 million , after deducting placement agent commissions and offering expenses. The Company intends to use the net proceeds from the offering to fund its development programs, for working capital and other general corporate purposes.

On January 4, 2026, the Company’s subsidiary, Tianjin Lobo entered into a line of credit agreement of RMB 10,000,000 ($1.4 million) at annual interest rate of 2.8% that expires December 11, 2026.

On March 26, 2026, the Company’s subsidiary, Jiangsu Lobo fully repaid a bank loan in the amount of RMB 5,000,000 ($714,990). The repayment was made before the maturity date of April 15, 2026 in accordance with the terms of the loan agreement. On the same day, Jiangsu Lobo entered into a new loan agreement with the same bank for RMB 5,000,000 at annual interest rate of 2.8%. The Company pays interest monthly, and loan principal is due on March 15, 2027.

The Company has performed an evaluation of subsequent events through April 28, 2026,  which was the date of the issuance of the consolidated financial statements, and determined that no events would have required adjustment or disclosure in the consolidated financial statements other than that discussed above.